Goodwill - Continuity of goodwill and narrative (Details) $ in Thousands		12 Months Ended
	Jul. 23, 2018	Jun. 30, 2019 CAD ($) cash_generating_unit	Jun. 30, 2018 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Number of cash generating units | cash_generating_unit		4
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance		$ 240,806	$ 240,534
Exchange differences		(1,052)	272
Ending net book value		239,754	240,806
Content Business | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance		184,314
Ending net book value		183,405	184,314
Peanuts | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance		23,268
Ending net book value		23,125	23,268
DHX Television | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance		33,224
Ending net book value		$ 33,224	$ 33,224
Peanuts | Sony Music Entertainment Japan Inc. (SMEJ)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage equity interests sold	49.00%